EQUITY INVESTMENTS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investments [Line Items]
Total equity investment	$ 1,992,206	$ 2,001,219
Ningbo Huixin L P [Member]
Schedule of Investments [Line Items]
Total equity investment	138,003	138,406
Chongqing Xiangyou L P [Member]
Schedule of Investments [Line Items]
Total equity investment	1,385,456	1,415,561
Wuhan Huiyu [Member]
Schedule of Investments [Line Items]
Total equity investment	303,627	281,765
Beijing Jiaqiwan [Member]
Schedule of Investments [Line Items]
Total equity investment	$ 165,120	$ 165,487